Sprott Junior Gold Miners ETF

Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Diversified Metals & Mining (10.20%)
Aneka Tambang Tbk	47,445,600	$3,578,907
Aurelia Metals, Ltd.	3,534,493	1,237,759
K92 Mining, Inc.(a)	1,271,097	1,938,055
Total Diversified Metals & Mining		6,754,721

Gold Mining (82.25%)
Alacer Gold Corp.(a)	58,327	255,843
Alamos Gold, Inc., Class A	108,418	763,828
Argonaut Gold, Inc.(a)	138,300	253,457
Centamin PLC	2,144,396	3,786,085
China Gold International Resources Corp., Ltd.(a)	143,600	148,842
Coeur Mining, Inc.(a)	54,387	297,497
Continental Gold, Inc.(a)	84,428	263,798
Dacian Gold, Ltd.(a)	136,100	102,197
Dundee Precious Metals, Inc.(a)	56,500	222,792
Eldorado Gold Corp.(a)	46,170	424,456
Endeavour Mining Corp.(a)	12,280	239,347
Gold Road Resources, Ltd.(a)	2,465,495	2,175,110
Golden Star Resources, Ltd.(a)	402,942	1,241,061
Guyana Goldfields, Inc.(a)	129,800	108,215
Hengxing Gold Holding Co., Ltd.(b)	176,000	112,464
Highland Gold Mining, Ltd.	887,599	2,484,063
Koza Altin Isletmeleri AS(a)	298,200	3,500,709
Lundin Gold Inc(a)	515,800	3,227,140
McEwen Mining, Inc.	1,198,298	2,432,545
New Gold, Inc.(a)	210,682	235,779
Novagold Resources, Inc.(a)	43,335	322,413
Novo Resources Corp.(a)	107,299	185,359
OceanaGold Corp.	993,464	2,380,314
Perseus Mining, Ltd.(a)	4,600,692	2,323,754
Petropavlovsk PLC(a)	14,050,486	1,716,497
Premier Gold Mines, Ltd.(a)	1,054,814	1,806,351
Pretium Resources, Inc.(a)	23,740	311,505
Ramelius Resources, Ltd.	2,615,896	2,263,754
Regis Resources, Ltd.	837,999	2,900,764
Resolute Mining, Ltd.	2,163,596	2,433,315
Roxgold, Inc.(a)	2,061,896	2,059,728
Sabina Gold & Silver Corp.(a)	206,800	330,843
Saracen Mineral Holdings, Ltd.(a)	1,289,398	3,160,779
Seabridge Gold, Inc.(a)	165,987	2,619,275
SEMAFO, Inc.(a)	59,575	221,493
Silver Lake Resources, Ltd.(a)	2,779,195	1,993,308
SolGold PLC(a)	4,115,800	1,344,673
SSR Mining, Inc.(a)	15,345	252,062
St Barbara, Ltd.	75,499	163,720
Teranga Gold Corp.(a)	68,088	276,668
Torex Gold Resources, Inc.(a)	18,804	301,960
Wesdome Gold Mines, Ltd.(a)	473,660	2,586,381

Security Description	Shares	Value
Gold Mining (continued)
Westgold Resources, Ltd.(a)	162,000	$255,292
Total Gold Mining		54,485,436

Precious Metals & Minerals Mining (3.17%)
Osisko Mining, Inc.(a)	799,699	2,102,258

Silver Mining (4.12%)
Hochschild Mining PLC	1,024,698	2,733,093

TOTAL COMMON STOCKS
(Cost $65,869,627)		66,075,508

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.031%	66,892	66,892
TOTAL SHORT TERM INVESTMENTS
(Cost $66,892)			66,892

TOTAL INVESTMENTS (99.84%)
(Cost $65,936,519)			$66,142,400
NET LIABILITIES LESS OTHER ASSETS (0.16%)			104,392
NET ASSETS - 100.00%			$66,246,792

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2019, the market value of those securities was $112,464 representing 0.17% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Gold Miners ETF

Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.96%)
Gold Mining (99.59%)
Agnico Eagle Mines, Ltd.	158,652	$9,919,027
Alamos Gold, Inc., Class A	1,332,668	9,388,933
AngloGold Ashanti, Ltd., Sponsored ADR	136,345	3,101,849
B2Gold Corp.(a)	2,581,312	9,267,441
Barrick Gold Corp.	1,539,612	29,846,316
Centerra Gold, Inc.(a)	1,069,418	9,727,093
Coeur Mining, Inc.(a)	201,907	1,104,431
Detour Gold Corp.(a)	531,978	9,529,574
Eldorado Gold Corp.(a)	117,416	1,079,444
Endeavour Mining Corp.(a)	50,968	993,405
Franco-Nevada Corp.	187,437	18,310,092
Gold Fields, Ltd., Sponsored ADR	189,174	1,123,694
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	343,050	1,272,716
IAMGOLD Corp.(a)	302,475	1,129,113
Kinross Gold Corp.(a)	210,139	1,044,855
Kirkland Lake Gold, Ltd.	255,023	12,400,623
New Gold, Inc.(a)	548,283	613,596
Newmont Goldcorp Corp.	723,679	28,867,555
Novagold Resources, Inc.(a)	146,241	1,090,711
OceanaGold Corp.	3,530,337	8,458,596
Osisko Gold Royalties, Ltd.	756,631	9,638,322
Pretium Resources, Inc.(a)	80,375	1,054,643
Royal Gold, Inc.	84,619	11,286,482
Sandstorm Gold, Ltd.(a)	1,355,776	8,421,412
SEMAFO, Inc.(a)	2,259,902	8,402,069
Sibanye Gold, Ltd., Sponsored ADR(a)	202,683	1,143,132
SSR Mining, Inc.(a)	587,406	9,648,918
Torex Gold Resources, Inc.(a)	591,112	9,492,245
Yamana Gold, Inc.	299,731	1,082,850
Total Gold Mining		218,439,137

Silver Mining (0.37%)
Hecla Mining Co.	459,111	817,218

TOTAL COMMON STOCKS
(Cost $187,400,806)		219,256,355

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.031%	112,218	$112,218
TOTAL SHORT TERM INVESTMENTS
(Cost $112,218)			112,218

TOTAL INVESTMENTS (100.01%)
(Cost $187,513,024)			$219,368,573
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(11,226)
NET ASSETS - 100.00%			$219,357,347

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2019 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at August 31, 2019:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$219,256,355	$–	$–	$219,256,355
Short Term Investments	112,218	–	–	112,218
Total	$219,368,573	$–	$–	$219,368,573

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$66,075,508	$–	$–	$66,075,508
Short Term Investments	66,892	–	–	66,892
Total	$66,142,400	$–	$–	$66,142,400

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended August 31, 2019.